OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
The following is a detail of items that comprised Other assets at the periods indicated:

(in thousands)	December 31, 2025	December 31, 2024
Operating lease ROU assets	$415,282	$493,217
Deferred tax assets	379,759	364,309
Accrued interest receivable	823,572	847,830
Derivative assets at fair value	671,573	1,121,980
Other real estate owned and other repossessed assets	293,188	328,512
Equity method investments	437,212	262,377
MSRs	79,526	90,958
Income tax receivables	395,201	466,422
Prepaid expense	126,415	152,358
Capital markets receivables	275,744	282,926
Miscellaneous assets and receivables	814,990	449,627
Total Other assets	$4,712,462	$4,860,516

Schedule of Maturity of Lease Liabilities
Supplemental balance sheet information related to leases was as follows:

Maturity of Lease Liabilities at December 31, 2025	Total Operating leases
(in thousands)
2026	$116,795
2027	110,207
2028	84,751
2029	67,312
2030	58,873
Thereafter	115,395
Total lease liabilities	$553,333
Less: Interest	(55,772)
Present value of lease liabilities	$497,561

Schedule of Supplemental Balance Sheet Information and Other Information

Supplemental Balance Sheet Information	December 31, 2025	December 31, 2024
Operating lease ROU assets	$415,282	$493,217
Other liabilities	$497,561	$557,419
Weighted-average remaining lease term (years)	5.8	6.6
Weighted-average discount rate	3.5%	3.4%

	Year ended December 31,
Other Information	2025	2024
	(in thousands)
Operating cash flows from operating leases (1)	$(117,179)	$(135,471)
Leased assets obtained in exchange for new operating lease liabilities	$45,800	$186,132
(1) Activity is included within the net change in other liabilities on the SCF.